Retirement Plans (Details 8) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Defined Benefit Plan Disclosure
Defined Contribution Plan, Cost Recognized		$ 61	$ 65	$ 63
Other Deferred Compensation Arrangements, Liability, Current and Noncurrent		85	95
U.S. Pension Plans
Defined Benefit Plan Disclosure
2015		45
2016		46
2017		47
2018		48
2019		49
2021 - 2024		262
Employer minimum required contributions in current fiscal year		13
Net amount recognized		(208)	(126)
Defined Benefit Plan, Actuarial Gain (Loss)		(38)	(55)
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
2015		44
2016		46
2017		47
2018		48
2019		49
2021 - 2024		269
Employer minimum required contributions in current fiscal year		21
Net amount recognized		(248)	(248)
Defined Benefit Plan, Actuarial Gain (Loss)		(37)	(106)
Other Postretirement Benefit Plans
Defined Benefit Plan Disclosure
2015		3
2016		3
2017		3
2018		3
2019		2
2021 - 2024		9
Net amount recognized		26	32
Defined Benefit Plan, Assets for Plan Benefits		0	0
Defined Benefit Plan, Actuarial Gain (Loss)		8	$ 6
Forecast
Defined Benefit Plan Disclosure
2015		$ 3
Forecast | U.S. Pension Plans
Defined Benefit Plan Disclosure
Estimated future employer contributions in next fiscal year	$ 3
Forecast | Non-U.S. Pension Plans
Defined Benefit Plan Disclosure
Estimated future employer contributions in next fiscal year	$ 26